Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 197	$ 159	$ 613	$ 570
Cost of goods sold	110	101	352	356
Selling, general and administrative expenses	38	42	112	123
Trade receivables	16		16		$ 14
Trade payables	113		113		136
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	151	144	515	523
Cost of goods sold	61	$ 133	305	$ 311
Trade receivables	105		105		72
Trade payables	$ 97		$ 97		$ 156